NET INCOME (LOSS) PER SHARE (Schedule of Anti-dilutive Securities Excluded from Computation of Diluted Net Loss Per Share) (Details) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
NETINCOME(LOSS)PER SHARE [Abstract]
Ordinary shares	4,496,769	4,285,397	3,184,294